Note 17 - Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Weighted Average Number of Shares [Table Text Block]
	Year Ended December 31,
	2023	2022
	A$	A$
Numerator:
Net loss	(6,741,564)	(26,854,552)
Denominator:
Weighted-average basic and diluted shares	212,369,435	198,724,910
Basic and diluted loss per share	(0.03)	(0.14)